Exhibit 99.1

Hudson Yards 2016-10HY Mortgage Trust

Commercial Mortgage Pass Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman, Sachs & Co.

1 August 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Goldman Sachs Mortgage Company Goldman, Sachs & Co. 200 West Street New York, New York 10282

Re:	Hudson Yards 2016-10HY Mortgage Trust Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Hudson Yards 2016-10HY Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 August 2016

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in, and represent obligations of, Hudson Yards 2016-10HY Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two senior promissory notes (collectively, the “Senior Trust Notes”) and two junior promissory notes (collectively, the “Junior Trust Notes,” together with the Senior Trust Notes, the “Trust Loan”),
c.	The Senior Trust Notes are pari passu in right of payment with nine related promissory notes (collectively, the “Companion Loans,” and together with the Trust Loan, the “Whole Loan”) that will not be assets of the Issuing Entity,
d.	The Whole Loan is secured by, among other things, a first priority mortgage on the fee simple interests of the borrower in a 52-story Class A office building located at 10 Hudson Yards, New York, New York (the “Mortgaged Property”) and
e.	The Whole Loan has a related mezzanine loan (the “Mezzanine Loan”), which is not an asset of the Issuing Entity.

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loans and Mortgaged Property as of 6 August 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loans and Mortgaged Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a. First Payment Date and

b. Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	For the Whole Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Whole Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Whole Loan (the “Original Amort. Term (Months),”),
b.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months),”),
c.	Use the “Original Balloon Term (Months)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
d.	Use the “Original First Mortgage Balance” of the Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Cut-off Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “First Mortgage Maturity Balance”) and
d.	Use the original principal balance of the Mezzanine Loan, as shown on the mezzanine loan agreement Source Document, as the principal balance of the Mezzanine Loan as of the Cut-off Date (the “Existing Additional Debt Amount”).

Attachment A Page 3 of 5

6. (continued)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a. Seasoning as of Cut-off Date (Months),

b. Original Balloon Term (Months) and

c. Original Interest Only Period (Months)

of the Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Rem IO Period
of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a. Cut-off First Mortgage Balance,

b. Interest Rate and

c. Interest Calculation (30/360 / Actual/360)

of the Whole Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 8., we recalculated the “Average Monthly Debt Service Payment” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Average Monthly Debt Service Payment” of the Whole Loan as 1/12th of the product of:

i. The “Cut-off First Mortgage Balance,” as shown on the Final Data File,

ii. The “Interest Rate,” as shown on the Final Data File and

iii. 365/360.

Attachment A Page 4 of 5

9.	Using the:
a.	Average Monthly Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.

of the Whole Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i. UW NOI DSCR (Current),

ii. UW NCF DSCR (Current),

iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI Debt Yield,
vi.	U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” to two decimal places and to round the “LTV at Cut-off,” “LTV at Maturity,” “U/W NOI Debt Yield” and “U/W NCF Debt Yield” to the nearest 1/10th of one percent.

Additionally, we were instructed by the Depositor to use the:

a.	UW NOI DSCR (Current) and
b.	UW NCF DSCR (Current)

of the Whole Loan, both as shown on the Final Data File, for the:

i.	UW NOI DSCR (After IO Period) and

ii. UW NCF DSCR (After IO Period)

characteristics on the Final Data File, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10.	Using the:

a. Major Tenant Sq. Ft. # 1,

b. Major Tenant Sq. Ft. # 2,

c. Major Tenant Sq. Ft. # 3,

d. Major Tenant Sq. Ft. # 4 and

e. Collateral Square Ft.

of the Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i. Major % of Sq. Ft. # 1,

ii. Major % of Sq. Ft. # 2,

iii. Major % of Sq. Ft. # 3 and

iv. Major % of Sq. Ft. # 4

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a. Master Servicing Fee Rate,

b. Primary Servicer Fee Rate,

c. Cert Admin Fee Rate,

d. CREFC Fee Rate and

e. Sub Servicer Fee Rate

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	1 August 2016

Mezzanine Loan Agreement	1 August 2016

Promissory Notes	1 August 2016

Cash Management Agreement	1 August 2016

Closing Statement	1 August 2016

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 July 2016

Engineering Report	27 June 2016

Phase I Environmental Report	30 June 2016

Insurance Review Document	29 July 2016

Underwriter’s Summary Report	1 July 2016

Underwritten Rent Roll	1 July 2016

Lease Agreements	Various

Lease Abstracts	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreement	1 August 2016

Title Policy	1 August 2016

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll/Census Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraisal Value (see Note 2)	Appraisal Report
Date of Valuation (see Note 2)	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Earthquake Insurance (Y/N)	Insurance Review Document
Terrorism Insurance (Y/N)	Insurance Review Document
Windstorm Insurance (Y/N)	Insurance Review Document
Single Tenant (Yes/No)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document

Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document

2011 Operating Stmt Date	Underwriter’s Summary Report
2011 EGI	Underwriter’s Summary Report
2011 Expenses	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2011 Total Capital Items	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 Operating Stmt Date	Underwriter’s Summary Report
2012 EGI	Underwriter’s Summary Report
2012 Expenses	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2012 Total Capital Items	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 Operating Stmt Date	Underwriter’s Summary Report
2013 EGI	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 Total Capital Items	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 Operating Stmt Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 Total Capital Items	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Operating Stmt Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 Total Capital Items	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Constant / Escrow	Closing Statement and Loan Agreement
Monthly Insurance Constant / Escrow	Closing Statement and Loan Agreement
Monthly Replacement Reserve	Closing Statement and Loan Agreement
Monthly TI/LC	Closing Statement and Loan Agreement
Other Reserve	Closing Statement and Loan Agreement
Description Other Reserve	Closing Statement and Loan Agreement
Tax at Closing	Closing Statement and Loan Agreement
Insurance at Closing	Closing Statement and Loan Agreement
Replacement Reserve Taken at Closing	Closing Statement and Loan Agreement
TI/LC Taken at Closing	Closing Statement and Loan Agreement
Engineering Reserve Taken at Closing	Closing Statement and Loan Agreement
Earnout/Holdback	Closing Statement and Loan Agreement
Earnout/Holdback Description	Closing Statement and Loan Agreement
Interest Goes to Borrower RE Tax	Loan Agreement
Interest Goes to Borrower Insurance	Loan Agreement
Interest Goes to Borrower Replacement Reserves	Loan Agreement
Interest Goes to Borrower TI/LC	Loan Agreement
Interest Goes to Borrower Immediate Repairs	Loan Agreement
Interest Goes to Borrower Other Escrows	Loan Agreement

Exhibit 2 to Attachment A

Whole Loan, Trust Loan and Companion Loan Information: (see Note 5)

Characteristic	Source Document(s)

Note Date	Loan Agreement and Promissory Notes
Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Original First Mortgage Balance	Loan Agreement
Interest Rate	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/30/Actual/360	Loan Agreement
Maturity Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
First Payment Date	Loan Agreement
Lockbox Type (see Note 6)	Cash Management Agreement and Loan Agreement
Cash Management (see Note 7)	Cash Management Agreement and Loan Agreement
Excess Cash Trap Trigger	Cash Management Agreement and Loan Agreement
Prepayment Provision (see Note 8)	Loan Agreement
Lockout Expiration Date (see Notes 8 and 9)	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
SPE	Loan Agreement
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Description	Loan Agreement
Property Manager	Property Management Agreement
Existing Additional Debt (Yes/No) (see Note 10)	Loan Agreement and Mezzanine Loan Agreement
Existing Additional Debt Description (see Note 10)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Date of Valuation” characteristics, the Depositor instructed us to use the “Hypothetical Market Value Assuming Contractual Obligations & Remaining Costs Are Expended” appraised value of $2,150,000,000 and the corresponding valuation date of 1 July 2016, both as shown on the appraisal report Source Document.

3.	The underwritten rent roll Source Document indicates that (i) certain tenants lease multiple spaces at the Mortgaged Property and (ii) the respective spaces leased by the largest tenants (by combined square footage) have the same lease expiration date. For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, all as shown on the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

5.	For each “Whole Loan, Trust Loan and Companion Loan Information” characteristic (except for the “Original First Mortgage Balance” characteristic, which is only related to the Whole Loan), the Depositor instructed us to:
a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Document(s) for the Whole Loan, and
b.	Use the information for each characteristic described in a. above for the Whole Loan, Trust Loan and Companion Loans, as applicable.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the cash management agreement and loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described on the cash management agreement and loan agreement Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described on the cash management agreement and loan agreement Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described on the cash management agreement and loan agreement Source Documents.

8.	For the purpose of comparing the “Prepayment Provision” and “Lockout Expiration Date” characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined on the loan agreement Source Document) has been securitized.

9.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period.

10.	For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics, the Depositor instructed us to:
a.	Include the Mezzanine Loan as “additional debt” and
b.	Not include the Companion Loans as “additional debt.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Mortgage Loan Seller
Properties per Loan
Cut-off Trust Loan Amount
Cut-off Companion Loan Amount
% of Total Cut-off Date Pool Balance
Appraisal Value As Is/ Stabilized
Date of Seismic Report
PML (%)
Date of Phase II Report (if applicable)
Environmental Insurance (Y/N)
2011 Occupancy Date
2011 Occupancy
2012 Occupancy Date
2012 Occupancy
2013 Occupancy Date
2013 Occupancy
2014 Occupancy Date
2014 Occupancy
2015 Occupancy Date
2015 Occupancy
Ownership Interest
Lien Position
Ground Lease Expiration Date
Ground Lease Extension Options Loan Purpose
Related Principal Sponsor Guarantor
Master Servicing Fee Rate
Primary Servicer Fee Rate
Cert Admin Fee Rate
CREFC Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Directs Investment (Borrower or Lender)

Note:      We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.